Borrowings and financial liabilities - Sensitivity Analysis 1 (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Borrowings and financial liabilities
Fair value of the convertible notes	€ 23,485	€ 28,863
Volatility
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Credit spread
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Risk-free rate
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	1.00%
Percentage of decrease in unobservable input, liabilities	1.00%
Conversion Price
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
Convertible bonds
Borrowings and financial liabilities
Fair value of the convertible notes	€ (1,709)
Convertible bonds | Volatility
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
Convertible bonds | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	130
Decrease in unobservable input, liabilities	(148)
Convertible bonds | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	33
Decrease in unobservable input, liabilities	(34)
Convertible bonds | Conversion Price
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
Non-convertible bonds
Borrowings and financial liabilities
Fair value of the convertible notes	(2,667)
Non-convertible bonds | Volatility
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
Non-convertible bonds | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	108
Decrease in unobservable input, liabilities	(120)
Non-convertible bonds | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	27
Decrease in unobservable input, liabilities	(28)
Non-convertible bonds | Conversion Price
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
Derivative Instruments
Borrowings and financial liabilities
Fair value of the convertible notes	13
Derivative Instruments | Volatility
Borrowings and financial liabilities
Increase in unobservable input, liabilities	4
Decrease in unobservable input, liabilities	(4)
Derivative Instruments | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
Derivative Instruments | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	1
Decrease in unobservable input, liabilities	(1)
Derivative Instruments | Conversion Price
Borrowings and financial liabilities
Increase in unobservable input, liabilities	1
Decrease in unobservable input, liabilities	€ 0
2021 Atlas contract | Volatility
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
2021 Atlas contract | Credit spread
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
2021 Atlas contract | Risk-free rate
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	1.00%
Percentage of decrease in unobservable input, liabilities	1.00%
2021 Atlas contract | Conversion Price
Borrowings and financial liabilities
Percentage of increase in unobservable input, liabilities	5.00%
Percentage of decrease in unobservable input, liabilities	5.00%
2021 Atlas contract | ATLAS Tranche 2 Member
Borrowings and financial liabilities
Fair value of the convertible notes	€ 4,066
2021 Atlas contract | ATLAS Tranche 2 Member | Volatility
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
2021 Atlas contract | ATLAS Tranche 2 Member | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
2021 Atlas contract | ATLAS Tranche 2 Member | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	(1)
2021 Atlas contract | ATLAS Tranche 2 Member | Conversion Price
Borrowings and financial liabilities
Increase in unobservable input, liabilities	1
Decrease in unobservable input, liabilities	0
2021 Atlas contract | ATLAS Tranche 3 Member
Borrowings and financial liabilities
Fair value of the convertible notes	2,396
2021 Atlas contract | ATLAS Tranche 3 Member | Volatility
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
2021 Atlas contract | ATLAS Tranche 3 Member | Credit spread
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	0
2021 Atlas contract | ATLAS Tranche 3 Member | Risk-free rate
Borrowings and financial liabilities
Increase in unobservable input, liabilities	0
Decrease in unobservable input, liabilities	(1)
2021 Atlas contract | ATLAS Tranche 3 Member | Conversion Price
Borrowings and financial liabilities
Increase in unobservable input, liabilities	2
Decrease in unobservable input, liabilities	€ 0